Accounts Receivable, Net - Summary of Net Accounts Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	¥ 686,057		¥ 643,843
Allowance for doubtful accounts	(10,261)	$ (1,488)	0
Accounts receivable, net	¥ 675,796	$ 97,981	¥ 643,843